Deconsolidation of Ding Xin	12 Months Ended
Dec. 31, 2021
Deconsolidation of Ding Xin [Abstract]
DECONSOLIDATION OF DING XIN
6.	DECONSOLIDATION OF DING XIN

On September 30, 2020, the Company entered into an agreement (the “Agreement”) with Urumqi Fengxunhui Management Consulting Co., Ltd (“Fengxunhui”) pursuant to which Fengxuanhui acquired a 100% equity interest in Ding Xin with a consideration of $15,326 (RMB100,000). Upon closing of the disposition, the Company released all equity interests to Fengxunhui’s shareholders. Therefore, starting from September 30, 2020, the Company has no power to direct the relevant activities of Ding Xin due to the loss of control over Ding Xing. Accordingly, the Company deconsolidated Ding Xin and its 99%-owned subsidiary, Zhi Yuan, pursuant to guidance of ASC 810-10-40-4 which indicates that A parent shall deconsolidate a subsidiary or derecognize a group of assets specified in paragraph 810-10-40-3A as of the date the parent ceases to have a controlling financial interest in that subsidiary or group of assets.

Fair value
Consideration	$15,326
Less: carrying amount of Ding Xin’s net assets	1,782,340
Loss from deconsolidation	(1,767,014)
Other comprehensive loss	(190,396)
Non-controlling interest	4,162
Net loss from deconsolidation of subsidiaries	$(1,953,248)